Allspring Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

January 4, 2022

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Allspring Funds Trust (the “Trust”)
Post-Effective Amendment No. 737 to Registration Statement
No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Trust hereby certifies that (i) for each fund listed in Exhibit A, the form of prospectuses and Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses and Statement of Additional Information contained in the Trust’s recent post-effective amendment (Post-Effective Amendment No. 737 to Registration Statement No. 333-74295/811-09253) (the “Amendment”); and (ii) the text of the Amendment was filed electronically via EDGAR on December 22, 2021.

If you have any questions or would like further information, please call Maureen Towle at (617) 895-9401.

Sincerely,

/s/ Maureen Towle

Maureen Towle
Senior Counsel

EXHIBIT A

Allspring Funds Trust

Allspring Adjustable Rate Government Fund
Allspring Conservative Income Fund
Allspring Core Plus Bond Fund
Allspring Government Securities Fund
Allspring High Yield Bond Fund
Allspring Short Duration Government Bond Fund
Allspring Short-Term Bond Plus Fund
Allspring Short-Term High Yield Bond Fund
Allspring Ultra Short-Term Income Fund